SCHEDULE OF CUSTOMER CONCENTRATIONS (Details)		12 Months Ended
		Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		49.00%			[1]		[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		16.00%			[1]		[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		16.00%			[1]		[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			[1]	17.00%			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			[1]	12.00%			[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	[1]					44.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer G [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			[1]	23.00%		17.00%	[1]
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer H [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	[1]					11.00%
Revenue Benchmark [Member] | Customer Concentration Risk [Member] | Customer I [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage	[1]					10.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer F [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		20.00%		20.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer J [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		42.00%		41.00%
Accounts Receivable [Member] | Customer Concentration Risk [Member] | Customer K [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		22.00%		22.00%
Net Purchase [Member] | Supplier Concentration Risk [Member] | Supplier A [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		40.00%			[2],[3]		[2],[3]
Net Purchase [Member] | Supplier Concentration Risk [Member] | Supplier B [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		12.00%			[2],[3]		[2],[3]
Net Purchase [Member] | Supplier Concentration Risk [Member] | Supplier C [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			[2],[3]	10.00%		36.00%
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier D [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage		11.00%			[2]
Accounts Payable [Member] | Supplier Concentration Risk [Member] | Supplier E [Member]
Concentration Risk [Line Items]
Concentration Risk, Percentage			[2]	11.00%

[1]	represent percentage less than 10%
[2]	represent percentage less than 10%
[3]	represent percentage less than 10%